PROPERTY, PLANT AND EQUIPMENT (Details 6) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Statement [Line Items]
Right of use assets	$ 284,379	$ 324,337	$ 0
Gross carrying amount [member]
Statement [Line Items]
Right of use assets	365,678
Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(81,299)
Land [Member]
Statement [Line Items]
Right of use assets	67,804
Land [Member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	75,403
Land [Member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(7,599)
Buildings [member]
Statement [Line Items]
Right of use assets	25,940
Buildings [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	32,266
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(6,326)
Plant and equipment [member]
Statement [Line Items]
Right of use assets	44,753
Plant and equipment [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	71,394
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(26,641)
Information technology equipment [Member]
Statement [Line Items]
Right of use assets	574
Information technology equipment [Member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	757
Information technology equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(183)
Fixtures and fittings [member]
Statement [Line Items]
Right of use assets	1,138
Fixtures and fittings [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	1,595
Fixtures and fittings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(457)
Motor vehicles [member]
Statement [Line Items]
Right of use assets	126,587
Motor vehicles [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	164,683
Motor vehicles [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	(38,096)
Other property, plant and equipment [member]
Statement [Line Items]
Right of use assets	17,583
Other property, plant and equipment [member] | Gross carrying amount [member]
Statement [Line Items]
Right of use assets	19,580
Other property, plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement [Line Items]
Right of use assets	$ (1,997)